Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2020
Property and Equipment
Schedule of estimated useful lives of the assets

estimated useful lives of the assets as follows:

Asset Classification	Useful Life
Equipment	3‑5 years
Furniture and fixtures	3 years
Computer equipment	3 years
Tooling	3 years
Software	3 years
Leasehold improvements	Shorter of asset’s useful life or remaining life of the lease

Schedule of property and equipment-net

Property and equipment—net consisted of the following at September 30, 2020 and December 31, 2019 (in thousands):

	September 30, 2020	December 31, 2019
Equipment	$13,502	$13,358
Furniture and fixtures	895	895
Computer equipment	1,089	1,089
Tooling	1,823	1,823
Software	1,235	954
Leasehold improvements	13,870	13,880
Construction in process	845	170
Property and equipment—gross	33,259	32,169
Less: accumulated depreciation	(19,658)	(13,782)
Property and equipment—net	$13,601	$18,387